EARNINGS PER SHARE (Details) - $ / shares		6 Months Ended
	Jan. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding shares					40,005,885
Warrants held	40,005,885
Exercise price	$ 0.0005				$ 0.0005
Performance-based stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding shares		3,547,524	3,577,252	3,636,773	3,502,925	3,583,923
Percentage Of Stock Options Expected To Meet Performance Conditions		75.00%